Bank Loans and Other Borrowings	12 Months Ended
Mar. 31, 2024
Bank Loans and Other Borrowings [Abstract]
BANK LOANS AND OTHER BORROWINGS

NOTE 9 – BANK LOANS AND OTHER BORROWINGS

	As of March 31,			Maturity	Interest
	2023	2024	2024	Date	Rate
	(RMB)	(RMB)	(US$)
China Guangfa Bank Co., Ltd. - Shenyang Branch (1)	41,191,031	18,357,574	$2,587,396	2024/9/1-2024/9/10	4.50%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch (2)	82,964,518	44,983,415	6,340,157	2024/4/12-2025/3/21	4.00%
China CITIC Bank Shenyang Tiexi Branch (3)	23,596,350	12,388,064	1,746,027	2024/5/29	4.75%-5.00%
China CITIC Bank Shenyang Tiexi Branch (4)	5,000,000	-	-	2023/5/25-2023/7/17	3.25%
China Construction Bank Shenyang Heping Branch (5)	31,330,000	38,990,000	5,495,419	2024/7/24-2024/12/6	4.00%
China Construction Bank Shenyang Heping Branch (6)	988,000	712,400	100,409	2024/7/19	3.90%
Zhongguancun Technology Leasing Co., Ltd (7)	8,666,664	8,666,664	1,221,517	2025/11/7	5.00%
China CITIC Bank Shenyang Tiexi Branch (8)	-	1,400,000	197,322	2024/5/15-2024/11/15	4.55%
China CITIC Bank Shenyang Tiexi Branch (9)	-	900,000	126,850	2024/7/8-2025/1/18	4.55%
China CITIC Bank Shenyang Tiexi Branch (10)	-	880,000	124,031	2024/7/18-2025/1/18	4.55%
Industrial Bank Shenyang Branch (11)	-	29,776,670	4,196,853	2024/8/15-2024/9/17	4.00%
R-Bridge Healthcare Fund, LP (12)	-	118,354,060	16,681,333	2026/9/15	4.00%
Minsheng Bank Shenyang Huanghe Street Branch (13)	-	29,990,032	4,226,925	2024/7/7-2025/1/16	4.00%
CITIC Financial Leasing Co., Ltd (15)	-	13,141,853	1,852,270	2026/5/29	4.80%
Bank loans due within one year	193,736,563	318,540,732	$44,896,509

R-Bridge Healthcare Fund, LP (12)	274,868,000	-	-	2026/9/15	4.00%
China Construction Bank Shenyang Heping Branch (5)	4,430,000	4,820,000	679,352	2025/10/15-2025/11/14	4.00%
Zhongguancun Technology Leasing Co., Ltd (7)	14,492,596	5,777,784	814,346	2025/11/7	5.00%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch (2)	-	38,428,802	5,416,322	2025/4/12-2025/11/7	4.00%
China CITIC Bank Shenyang Tiexi Branch (8)	-	5,503,290	775,658	2025/5/15-2025/11/15	4.55%
China CITIC Bank Shenyang Tiexi Branch (9)	-	3,618,982	510,075	2025/7/8-2026/1/18	4.55%
China CITIC Bank Shenyang Tiexi Branch (10)	-	3,503,099	493,742	2025/7/18-2026/1/18	4.55%
Industrial Bank Shenyang Branch (14)	-	19,993,041	2,817,906	2026/7/31-2026/9/3	4.25%
CITIC Financial Leasing Co., Ltd (15)	-	17,338,782	2,443,801	2026/5/29	4.80%
Long-term bank loans	293,790,596	98,983,780	$13,951,202
Total bank loans	487,527,159	417,524,512	$58,847,711

(1)	On September 13, 2021, Lakeshore Group entered into a credit facility of RMB100.0 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. Lakeshore Group drew RMB35.8 million from June 19, 2023 to August 24, 2023, with interest at 5.66%, which was due from December 16, 2023 to March 12, 2024. The Company drew RMB 18.4 million from November 21, 2023 to March 1, 2024, with interest at 4.50%, which is due from September 1, 2024 to September 10, 2024. From June 2, 2023 to January 2, 2024, Lakeshore Group repaid RMB77.0 million. As of March 31, 2024, the balance of RMB18.4 million (US$2.6 million) was outstanding.

(2)	On July 12, 2021, Lakeshore Group entered into a credit facility of RMB140.0 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. Lakeshore Group drew RMB6.7 million on April 28, 2023 with interest at 5.30%, which was due on December 23, 2023, and drew RMB85.0 million from September 27, 2023 to February 28, 2024, of which RMB46.6 million is due from March 21, 2024 to March 21, 2025 and RMB38.4 million is due from April 12, 2025 to November 7, 2025. From April 4, 2023 to March 21, 2024, Lakeshore Group repaid RMB91.3 million. As of March 31, 2024, the balance of RMB83.4 million (US$11.8 million) is outstanding, of which RMB45.0 million (US$6.3 million) is due within one year. In April, 2024, RMB3.4 million (US$0.5 million) was repaid.

(3)	On January 13, 2023, Lakeshore Group entered into a credit facility of RMB40.0 million with China CITIC Bank Shenyang Tiexi Branch, due on November 1, 2025, to finance its working capital requirements. Lakeshore Group drew RMB12.8 million from May 24, 2023 to July 11, 2023 with interest at 5.00%, which was due from February 6, 2024 to May 29, 2024, and drew RMB3.55 million from July 17, 2023 to July 18,2023, with interest at 4.75%, which is due on May 29, 2024. From October 13, 2023 to February 19, 2024, Lakeshore Group repaid RMB27.6 million. As of March 31, 2024, the balance of RMB12.4 million (US$1.7 million) is outstanding. On May 29, 2024, RMB12.4 million (US$1.7 million) was repaid.

(4)	On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to Lakeshore Group with interest at 3.25%. As of March 31, 2024, Lakeshore Group repaid it.

(5)	From September 9, 2022 to November 25, 2022, Lakeshore Group borrowed RMB31.3 million in total with interest at 4.00% from China Construction Bank Shenyang Heping Branch for one year. The loan was due from September 8, 2023 to November 24, 2023. From March 17, 2023 to November 15, 2023, Lakeshore Group borrowed RMB43.8 million with interest at 4.00% from China Construction Bank Shenyang Heping Branch. The loan will be due from July 24, 2024 to November 14, 2025. From June 5, 2023 to October 8, 2023, Lakeshore Group repaid RMB31.3 million. As of March 31, 2024, the balance of RMB43.8 million (US$6.2 million) is outstanding, of which RMB 39.0 million (US$5.5 million) is due within one year. On July 29, 2024, Lakeshore Group repaid RMB3.1 million (US$0.4 million).

(6)	On January 16, 2023, Lakeshore Group borrowed RMB988,000 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. On July 20, 2023, Lakeshore Group borrowed RMB712,400 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. On December 8, 2023, Lakeshore Group repaid RMB988,000. The balance of RMB0.7 million (US$0.1 million) as of March 31, 2024 was repaid on July 18, 2024.

(7)	On November 8, 2022, Lakeshore Group borrowed RMB26.0 million with interest at 5.00% from Zhongguancun Technology Leasing Co., Ltd for 36 months. Lakeshore Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. Lakeshore Group repaid RMB2.9 million from December 2022 to March 2023 and 8.7 million from April 2023 to March 2024. As of March 31, 2024, the balance of RMB14.4 million (US$2.0 million) is outstanding, of which RMB8.7 million (US$1.2 million) is due within one year.

(8)	On November 15, 2023, Lakeshore Group borrowed RMB6.9 million from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements, with interest at 4.55%. This loan will mature on November 15, 2025. As of March 31, 2024, the balance of RMB6.9 million (US$1.0 million) is outstanding, of which RMB1.4 million (US$0.2 million) is due within one year. In May 2024, RMB0.7 million (US$0.1 million) was repaid.

(9)	On January 8, 2024, Lakeshore Group borrowed RMB4.5 million with interest at 4.55% from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements. The loan will be due from July 8, 2024 to January 8, 2026. As of March 31, 2024, the balance of RMB4.5 million (US$0.6 million) is outstanding, of which RMB0.9 million (US$0.1 million) is due within one year. On July 4, 2024, RMB0.5 million (US$0.1 million) was repaid.

(10)	On January 18, 2024, Lakeshore Group borrowed RMB4.4 million with interest at 4.55% from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements. The loan will be due from July 18, 2024 to January 18, 2026. As of March 31, 2024, the balance of RMB4.4 million (US$0.6 million) is outstanding, of which RMB0.9 million (US$0.1 million) is due within one year. On July 17, 2024, RMB0.4 million (US$0.1 million) was repaid.

(11)	From August 16, 2023 to September 18, 2023, Lakeshore Group borrowed RMB29.8 million with interest at 4.00% from Industrial Bank Shenyang Branch for one year. The loan will be due from August 15, 2024 to September 17, 2024. As of March 31, 2024, the balance of RMB29.8 million (US$4.2 million) is outstanding.

(12)	On March 16, 2022, Lakeshore Group entered into a facility agreement with R-Bridge Healthcare Fund, LP (“R-Bridge”), as agent, to finance RMB274,868,000 (US$40,000,000) for 54 months with interest at 4.00%. On December 27, 2023, HK Yisheng received a letter from R-Bridge (the “R-Bridge Letter”), notifying the Company that it has reason to believe HK Yisheng defaulted under financial covenants and other obligations under the facility agreement, and under the instructions of the lenders to urge the Company to consider and reach an amicable solution with the lenders, including, without limitation, repaying the loan of $40.0 million in full, as soon as possible. The Company repaid $15.0 million, $10.0 million and $18.1 million respectively in February, March and April, 2024. As of April 29, 2024, the Company repaid its full amount of $40.0 million and accrued interest of $3.1 million.

(13)	From July 7, 2023 to January 16, 2024, Lakeshore Group borrowed RMB30.0 million with interest at 4.0% from Minsheng Bank Shenyang Huanghe Street Branch, due from July 7, 2024 to January 16, 2025. As of March 31, 2024, the balance of RMB30.0 million (US$4.2 million) is outstanding. In July, 2024, RMB11.3 million (US$1.6 million) was repaid.

(14)	From August 14, 2023 to September 14, 2023, Lakeshore Group borrowed RMB20.0 million with interest at 4.25% from Industrial Bank Shenyang Branch for about three years. The loan will be due from July 31, 2026 to September 3, 2026. As of March 31, 2024, the balance of RMB20.0 million (US$2.8 million) is outstanding.

(15)	On May 29, 2023, Lakeshore Group borrowed RMB40.0 million with interest at 4.80% from CITIC Financial Leasing Co., Ltd for three years. The loan will be due on May 29, 2026. From August 15, 2023 to February 18, 2024, Lakeshore Group repaid RMB9.5 million. As of March 31, 2024, the balance of RMB30.5 million (US$4.3 million) is outstanding, of which RMB13.1 million (US$1.9 million) is due within one year.

Lakeshore Group recorded RMB47.5 million, RMB32.0 million and RMB2.8 million of interest expense for the years ended March 31, 2024, 2023 and 2022, respectively.